LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Schedule of long-term debt) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Due Within One Year	$ 240,000	$ 170,262
Due After One Year	5,181,335	5,421,335
Fishkill, New York Property [Member]
Due Within One Year	68,112	48,320
Due After One Year	1,470,463	1,538,575
Current Annual Interest Rate	6.98%
Final Payment Date	Feb. 18, 2015
Bond St. Building, Brooklyn, N Y [Member]
Due Within One Year	171,888	121,942
Due After One Year	$ 3,710,872	$ 3,882,760
Current Annual Interest Rate	6.98%
Final Payment Date	Feb. 18, 2015